Property and Equipment Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment, net

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of December 31:

	2013	2012
Research and development equipment	$686,673	$686,673
Leasehold improvements	153,161	153,161
Furniture and office equipment	78,678	78,678
Information technology equipment	105,319	75,060
Software	9,386	9,386
	1,033,217	1,002,958
Less accumulated depreciation	(1,007,176)	(1,001,554)
Total property and equipment, net	$26,041	$1,404

Depreciation expense was $5,622, $92,596, and $1,007,176, for the years ended December 31, 2013 and 2012, and for the period from inception (March 23, 2006) to December 31, 2013, respectively.